Tax Situation (Details) S/ in Thousands		12 Months Ended
	Jan. 01, 2021 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)
Tax Situation (Details) [Line Items]
Income tax rate		29.50%	29.50%	0.40%
Profit distribution percentage		5.00%	5.00%
Income Tax on gross income percentage		30.00%	30.00%
Technical assistance income tax rate		15.00%	15.00%
Increase of the income tax rate		35.00%	35.00%
Discount of the industry and trade tax rate		50.00%	50.00%
New income tax rate		17.00%	17.00%
Adjusted income tax rate		15.00%	15.00%
Taxable income percentage		3.00%	3.00%
Income Tax with holding rate		20.00%	20.00%
Income Tax with holding force rate		10.00%	10.00%
Occasional effective income tax rate		10.00%	10.00%
Net corporate income percentage		50.00%	50.00%
Total tax loss amounts (in Nuevos Soles)		S/ 616,000		S/ 639,000
Temporary tax on net assets (in Nuevos Soles)		S/ 21,500		S/ 21,800
Financial Transactions Tax Rate		0.005%	0.005%	0.005%
Intra-group services margin greater percentage		5.00%	5.00%
Current income tax payable (in Nuevos Soles)		S/ 127,952		S/ 113,000	S/ 53,852
Indirect transfer of shares percentage		10.00%	10.00%
Total amount of transferred shares (in Dollars) | $			$ (40,000)
Finance cost deductible percentage	30.00%
Exemptions percentage of finance cost	30.00%
Applicable tax payers (in Dollars) | $	$ 2,500
Peru [Member]
Tax Situation (Details) [Line Items]
Income tax rate		29.50%	29.50%	29.50%
Current income tax payable (in Nuevos Soles)		S/ (104,295)		S/ (17,213)	(38,612)
Chile [Member]
Tax Situation (Details) [Line Items]
Income tax rate		27.00%	27.00%	27.00%
Current income tax payable (in Nuevos Soles)		S/ (11,859)		S/ (19,357)	1,458
Colombia [Member]
Tax Situation (Details) [Line Items]
Income tax rate		35.00%	35.00%	31.00%
Current income tax payable (in Nuevos Soles)		S/ 940		S/ 322	S/ (3,577)
Temporary Tax on Net Assets (ITAN) [Member]
Tax Situation (Details) [Line Items]
Income tax rate		0.40%	0.40%
Viva Negocio Inmobiliario S.A.C. [Member]
Tax Situation (Details) [Line Items]
Current income tax payable (in Nuevos Soles)		S/ 40,500		700
Tren Urbano de Lima S.A. [Member]
Tax Situation (Details) [Line Items]
Current income tax payable (in Nuevos Soles)		3,300
Red Vial 5 S.A. [Member]
Tax Situation (Details) [Line Items]
Current income tax payable (in Nuevos Soles)				13,900
Unna Energia S.A. [Member]
Tax Situation (Details) [Line Items]
Current income tax payable (in Nuevos Soles)		S/ 500		S/ 14,100
Bottom of range [member]
Tax Situation (Details) [Line Items]
Income Tax on gross income percentage		15.00%	15.00%
Top of range [member]
Tax Situation (Details) [Line Items]
Income Tax on gross income percentage		30.00%	30.00%
Occasional income tax rate		15.00%	15.00%